OMB APPROVAL
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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . . 5.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Government Money Market Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

U.S. Government & Agency Obligations 79.6%

Federal Home Loan Bank
10/26/11	0.010%	$10,000,000	$9,999,931
11/16/11	0.020%	15,000,000	14,999,617
07/17/12	0.350%	2,000,000	2,000,000
07/24/12	0.370%	2,500,000	2,500,000
09/05/12	0.200%	3,500,000	3,500,000
09/19/12	0.350%	3,500,000	3,500,000
Federal Home Loan Bank (a)
01/19/12	0.180%	1,000,000	1,000,000
01/24/12	0.180%	2,000,000	2,000,000
02/02/12	0.180%	2,000,000	2,000,000
Federal Home Loan Mortgage Corp.
10/03/11	0.007%	9,000,000	8,999,997
10/04/11	0.020%	7,100,000	7,099,982
10/11/11	0.003%	8,000,000	7,999,993
10/17/11	0.010%	2,100,000	2,099,986
12/05/11	0.010%	20,000,000	19,999,458
Federal National Mortgage Association
10/17/11	0.020%	4,920,000	4,919,965
Discount Notes
10/03/11	0.010%	10,500,000	10,499,991

Total U.S. Government & Agency Obligations (Cost: $103,118,920)			$103,118,920

Issuer	Effective Yield	Par/ Principal/ Shares	Value

U.S. Government-Insured Debt 5.4%

Straight-A Funding LLC U.S. Treasury Government Guaranty (b)(c)
10/03/11	0.110%	$7,000,000	$6,999,938

Total U.S. Government-Insured Debt (Cost: $6,999,938)			$6,999,938

Repurchase Agreements 14.8%

Barclays Bank PLC dated 09/30/11, matures 10/03/11, repurchase price $19,200,064 (collateralized by U.S. Treasury Notes) Total market value $19,200,100
	0.040%	19,200,000	$19,200,000

Total Repurchase Agreements (Cost: $19,200,000)			$19,200,000

Total Investments
(Cost: $129,318,858) (d)			$129,318,858(e)
Other Assets & Liabilities, Net			309,467
Net Assets			$129,628,325

Notes to Portfolio of Investments
(a)

Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on September 30, 2011. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(b)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $6,999,938 or 5.40% of net assets.

(c)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.
(d)	Also represents the cost of securities for federal income tax purposes at September 30, 2011.
(e)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Short-Term Securities
U.S. Government & Agency Obligations	$ —	$ 103,118,920	$ —	$ 103,118,920
U.S. Government - Insured Debt	—	6,999,938	—	6,999,938
Repurchase Agreements	—	19,200,000	—	19,200,000
Total Short-Term Securities	—	129,318,858	—	129,318,858
Total	$ —	$ 129,318,858	$ —	$ 129,318,858

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Select Large-Cap Value Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.8%
CONSUMER DISCRETIONARY 9.5%
Multiline Retail 5.0%
JC Penney Co., Inc. (a)	417,500	$11,180,650
Nordstrom, Inc. (a)	245,000	11,191,600
Total		22,372,250
Specialty Retail 4.5%
Gap, Inc. (The) (a)	590,000	9,581,600
Lowe’s Companies, Inc.	550,000	10,637,000
Total		20,218,600
TOTAL CONSUMER DISCRETIONARY		42,590,850
CONSUMER STAPLES 15.3%
Food & Staples Retailing 2.6%
Costco Wholesale Corp.	140,000	11,496,800
Food Products 7.6%
General Mills, Inc.	410,000	15,772,700
Tyson Foods, Inc., Class A	1,055,000	18,314,800
Total		34,087,500
Tobacco 5.1%
Altria Group, Inc.	440,000	11,796,400
Philip Morris International, Inc.	180,000	11,228,400
Total		23,024,800
TOTAL CONSUMER STAPLES		68,609,100
ENERGY 15.5%
Oil, Gas & Consumable Fuels 15.5%
Chevron Corp.	150,000	13,878,000
ConocoPhillips	190,000	12,030,800
Marathon Oil Corp. (a)	500,000	10,790,000
Marathon Petroleum Corp. (a)	260,000	7,035,600
Valero Energy Corp.	750,000	13,335,000
Williams Companies, Inc. (The)	510,000	12,413,400
Total		69,482,800
TOTAL ENERGY		69,482,800
FINANCIALS 25.8%
Capital Markets 2.3%
Morgan Stanley	750,000	10,125,000
Commercial Banks 7.6%
U.S. Bancorp (a)	560,000	13,182,400
Wells Fargo & Co.	870,000	20,984,400
Total		34,166,800

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 7.7%
Bank of America Corp.	2,490,000	$15,238,800
JPMorgan Chase & Co.	640,000	19,276,800
Total		34,515,600
Insurance 8.2%
MetLife, Inc.	350,000	9,803,500
Prudential Financial, Inc.	220,000	10,309,200
Unum Group	795,000	16,663,200
Total		36,775,900
TOTAL FINANCIALS		115,583,300
HEALTH CARE 10.7%
Health Care Equipment & Supplies 2.8%
Baxter International, Inc.	220,000	12,350,800
Health Care Providers & Services 3.9%
Humana, Inc.	240,000	17,455,200
Pharmaceuticals 4.0%
Bristol-Myers Squibb Co.	575,000	18,043,500
TOTAL HEALTH CARE		47,849,500
INDUSTRIALS 11.2%
Aerospace & Defense 6.4%
General Dynamics Corp.	140,000	7,964,600
Honeywell International, Inc.	260,000	11,416,600
United Technologies Corp.	135,000	9,498,600
Total		28,879,800
Road & Rail 4.8%
CSX Corp.	640,000	11,948,800
Union Pacific Corp.	115,000	9,392,050
Total		21,340,850
TOTAL INDUSTRIALS		50,220,650
INFORMATION TECHNOLOGY 2.1%
Communications Equipment 2.1%
Juniper Networks, Inc. (b)	550,000	9,493,000
TOTAL INFORMATION TECHNOLOGY		9,493,000

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 5.7%
Chemicals 5.7%
EI du Pont de Nemours & Co.	250,000	$9,992,500
Praxair, Inc.	85,000	7,945,800
Sherwin-Williams Co. (The)	100,000	7,432,000
Total		25,370,300
TOTAL MATERIALS		25,370,300
UTILITIES 4.0%
Independent Power Producers & Energy Traders 4.0%
AES Corp. (The) (b)	1,800,000	17,568,000
TOTAL UTILITIES		17,568,000
Total Common Stocks (Cost: $458,956,096)		$446,767,500

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 8.7%
Asset-Backed Commercial Paper 1.5%
Cancara Asset Securitisation LLC
10/25/11	0.270%	1,999,490	$1,999,490
Gemini Securitization Corporation (FKA Twin Towers)
10/07/11	0.300%	4,998,792	4,998,792
Total			6,998,282
Certificates of Deposit 4.6%
ABM AMRO Bank N.V.
10/12/11	0.310%	2,999,225	2,999,225

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	$499,520	$499,520
Deutsche Bank AG
10/19/11	0.290%	2,000,000	2,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/12/11	0.310%	5,000,000	5,000,000
Nordea Bank AB
12/09/11	0.310%	3,000,000	3,000,000
Pohjola Bank PLC
10/12/11	0.650%	5,000,000	5,000,000
Swedbank AB
10/24/11	0.260%	2,000,000	2,000,000
Total			20,498,745
Commercial Paper 0.4%
Suncorp Metway Ltd.
10/06/11	0.290%	1,999,517	1,999,517
Repurchase Agreements 2.2%
Morgan Stanley dated 09/30/11, matures 10/03/11, repurchase price $7,000,058 (c)
	0.100%	7,000,000	7,000,000
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $2,688,563 (c)
	0.150%	2,688,529	2,688,529
Total			9,688,529
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $39,185,073)			$39,185,073
Total Investments(d)
(Cost: $498,141,169) (e)			$485,952,573(f	)
Other Assets & Liabilities, Net			(37,990,423)
Net Assets			$447,962,150

Notes to Portfolio of Investments

(a)	At September 30, 2011, security was partially or fully on loan.
(b)	Non-income producing.

(c)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Morgan Stanley (0.100%)

Security Description	Value
Fannie Mae Pool	$7,140,000
Total Market Value of Collateral Securities	$7,140,000

RBS Securities, Inc. (0.150%)

Security Description	Value
Freddie Mac Gold Pool	$2,742,312
Total Market Value of Collateral Securities	$2,742,312

(d)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$735,412	$123,637,897	$(124,373,309)	$—	$—	$3,564	$—

(e)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $498,141,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$51,714,000
Unrealized Depreciation	(63,903,000)
Net Unrealized Depreciation	$(12,189,000)

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$42,590,850	$—	$—	$42,590,850
Consumer Staples	68,609,100	—	—	68,609,100
Energy	69,482,800	—	—	69,482,800
Financials	115,583,300	—	—	115,583,300
Health Care	47,849,500	—	—	47,849,500
Industrials	50,220,650	—	—	50,220,650
Information Technology	9,493,000	—	—	9,493,000
Materials	25,370,300	—	—	25,370,300
Utilities	17,568,000	—	—	17,568,000
Total Equity Securities	446,767,500	—	—	446,767,500

Other
Investments of Cash Collateral Received for Securities on Loan	—	39,185,073	—	39,185,073
Total Other	—	39,185,073	—	39,185,073
Total	$446,767,500	$39,185,073	$—	$485,952,573

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Select Smaller-Cap Value Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.9%
CONSUMER DISCRETIONARY 15.4%
Auto Components 1.5%
American Axle & Manufacturing Holdings, Inc. (a)(b)	700,000	$5,341,000
Diversified Consumer Services 2.6%
Sotheby’s (a)	330,000	9,098,100
Hotels, Restaurants & Leisure 6.4%
Penn National Gaming, Inc. (b)	315,000	10,486,350
Texas Roadhouse, Inc. (a)	880,000	11,633,600
Total		22,119,950
Household Durables 2.0%
Lennar Corp., Class A (a)	500,000	6,770,000
Textiles, Apparel & Luxury Goods 2.9%
Hanesbrands, Inc. (a)(b)	395,000	9,878,950
TOTAL CONSUMER DISCRETIONARY		53,208,000
CONSUMER STAPLES 8.4%
Food Products 4.6%
Dean Foods Co. (b)	620,000	5,499,400
Smithfield Foods, Inc. (a)(b)	530,000	10,335,000
Total		15,834,400
Personal Products 3.8%
Herbalife Ltd. (c)	245,000	13,132,000
TOTAL CONSUMER STAPLES		28,966,400
ENERGY 6.5%
Energy Equipment & Services 6.5%
Exterran Holdings, Inc. (a)(b)	375,000	3,645,000
Superior Energy Services, Inc. (b)	435,000	11,414,400
Tetra Technologies, Inc. (b)	950,000	7,334,000
Total		22,393,400
TOTAL ENERGY		22,393,400
FINANCIALS 13.0%
Insurance 13.0%
Aspen Insurance Holdings Ltd. (c)	390,000	8,985,600
Endurance Specialty Holdings Ltd. (c)	265,000	9,049,750
Hanover Insurance Group, Inc. (The) (a)	255,000	9,052,500
Infinity Property & Casualty Corp.	195,000	10,233,600

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Lincoln National Corp.	490,000	$7,658,700
Total		44,980,150
TOTAL FINANCIALS		44,980,150
HEALTH CARE 9.9%
Health Care Equipment & Supplies 1.5%
Analogic Corp. (a)	110,000	4,995,100
Health Care Providers & Services 3.8%
WellCare Health Plans, Inc. (a)(b)	350,034	13,294,291
Pharmaceuticals 4.6%
Impax Laboratories, Inc. (a)(b)	380,000	6,805,800
ISTA Pharmaceuticals, Inc. (a)(b)	760,000	2,622,000
Salix Pharmaceuticals Ltd. (a)(b)	220,000	6,512,000
Total		15,939,800
TOTAL HEALTH CARE		34,229,191
INDUSTRIALS 30.5%
Aerospace & Defense 3.0%
Cubic Corp.	265,006	10,353,784
Airlines 3.5%
United Continental Holdings, Inc. (a)(b)	620,000	12,015,600
Commercial Services & Supplies 5.6%
Brink’s Co. (The)	260,000	6,060,600
Waste Connections, Inc. (a)	400,000	13,528,000
Total		19,588,600
Construction & Engineering 2.2%
Shaw Group, Inc. (The) (a)(b)	350,000	7,609,000
Electrical Equipment 8.8%
Belden, Inc.	395,000	10,187,050
EnerSys (b)	410,000	8,208,200
Thomas & Betts Corp. (a)(b)	300,000	11,973,000
Total		30,368,250
Machinery 5.0%
Douglas Dynamics, Inc. (a)	206,470	2,638,687
Mueller Industries, Inc. (a)	300,000	11,577,000

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Navistar International Corp. (b)	97,000	$3,115,640
Total		17,331,327
Professional Services 0.4%
School Specialty, Inc. (a)(b)	200,000	1,426,000
Road & Rail 1.3%
Swift Transportation Co. (a)(b)	684,400	4,407,536
Transportation Infrastructure 0.7%
Aegean Marine Petroleum Network, Inc. (c)	559,000	2,521,090
TOTAL INDUSTRIALS		105,621,187
INFORMATION TECHNOLOGY 12.6%
IT Services 2.5%
CACI International, Inc., Class A (a)(b)	170,784	8,528,953
Semiconductors & Semiconductor Equipment 7.4%
Cypress Semiconductor Corp. (a)(b)	879,989	13,173,435
ON Semiconductor Corp. (a)(b)	1,750,000	12,547,500
Total		25,720,935
Software 2.7%
Quest Software, Inc. (b)	600,000	9,528,000
TOTAL INFORMATION TECHNOLOGY		43,777,888
MATERIALS 3.6%
Chemicals 2.2%
Cytec Industries, Inc.	10,000	351,400
Minerals Technologies, Inc. (a)	150,000	7,390,500
Total		7,741,900
Containers & Packaging 1.4%
Owens-Illinois, Inc. (b)	325,000	4,914,000
TOTAL MATERIALS		12,655,900
Total Common Stocks (Cost: $310,850,486)		$345,832,116

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 22.0%
Asset-Backed Commercial Paper 1.7%
Alpine Securitization
10/12/11	0.200%	$999,850	$999,850
Cancara Asset Securitisation LLC
10/25/11	0.270%	1,999,490	1,999,490
Scaldis Capital LLC
10/04/11	0.550%	2,999,817	2,999,817
Total			5,999,157
Certificates of Deposit 8.8%
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	999,040	999,040
Branch Banking & Trust Corporation
10/11/11	0.200%	2,000,000	2,000,000
Clydesdale Bank PLC
12/30/11	0.550%	2,995,835	2,995,835
Commerzbank AG
10/06/11	0.370%	3,000,000	3,000,000
Credit Suisse
11/17/11	0.300%	2,000,000	2,000,000
Deutsche Bank AG
10/19/11	0.290%	2,000,000	2,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/12/11	0.310%	3,000,000	3,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
10/11/11	0.340%	1,500,000	1,500,000
Lloyds Bank PLC
10/14/11	0.346%	3,000,000	3,000,000
Nordea Bank AB
12/09/11	0.310%	3,000,000	3,000,000
Pohjola Bank PLC
10/12/11	0.650%	3,000,000	3,000,000
Skandinaviska Enskilda Banken
10/11/11	0.250%	2,000,000	2,000,000
Swedbank AB
10/24/11	0.260%	2,000,000	2,000,000
Total			30,494,875
Other Short-Term Obligations 0.6%
Natixis Financial Products LLC
10/03/11	0.430%	2,000,000	2,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements 10.9%
Cantor Fitzgerald & Co. dated 09/30/11, matures 10/03/11, repurchase price $10,000,117 (d)
	0.140%	$10,000,000	$10,000,000
Mizuho Securities USA, Inc. dated 09/30/11, matures 10/03/11, repurchase price $15,000,200 (d)
	0.160%	15,000,000	15,000,000
Natixis Financial Products, Inc. dated 09/30/11, matures 10/03/11, repurchase price $6,000,045 (d)
	0.090%	6,000,000	6,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Pershing LLC dated 09/30/11, matures 10/03/11, repurchase price $3,000,045 (d)
	0.180%	$3,000,000	$3,000,000
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $3,732,806 (d)
	0.150%	3,732,760	3,732,760
Total			37,732,760
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $76,226,792)			$76,226,792
Total Investments(e)
(Cost: $387,077,278) (f)			$422,058,908(g	)
Other Assets & Liabilities, Net			(75,878,958)
Net Assets			$346,179,950

Notes to Portfolio of Investments

(a)	At September 30, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $33,688,440 or 9.73% of net assets.

(d)                                  The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.140%)

Security Description	Value
Fannie Mae Interest Strip	$69,588
Fannie Mae Pool	6,119,221
Fannie Mae REMICS	431,949
Federal Home Loan Banks	97,371
Freddie Mac Non Gold Pool	2,090,376
Freddie Mac REMICS	514,607
Freddie Mac Strips	194,260
Ginnie Mae I Pool	109,937
Ginnie Mae II Pool	105,079
Government National Mortgage Association	145,666
United States Treasury Note/Bond	321,946
Total Market Value of Collateral Securities	$10,200,000

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value
Fannie Mae Grantor Trust	$147,545
Fannie Mae Pool	4,870,069
Fannie Mae REMICS	3,169,858
Fannie Mae Whole Loan	26,171
Federal Home Loan Bank of Chicago	31,128
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	163,958
Freddie Mac Gold Pool	2,691,167
Freddie Mac REMICS	4,136,554
Ginnie Mae II Pool	63,550
Total Market Value of Collateral Securities	$15,300,000

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Fannie Mae Interest Strip	$1,607,220
Fannie Mae Pool	3,193,829
Fannie Mae REMICS	2,625
Freddie Mac Gold Pool	934,838
Freddie Mac Non Gold Pool	42,819
Freddie Mac REMICS	24,398
Freddie Mac Strips	197,823
Government National Mortgage Association	116,494
Total Market Value of Collateral Securities	$6,120,046

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$834,400
Fannie Mae REMICS	529,487
Fannie Mae Whole Loan	5,963
Fannie Mae-Aces	11,603
Freddie Mac REMICS	987,149
Ginnie Mae I Pool	476,834
Government National Mortgage Association	214,564
Total Market Value of Collateral Securities	$3,060,000

RBS Securities, Inc. (0.150%)

Security Description	Value
Freddie Mac Gold Pool	$3,807,431
Total Market Value of Collateral Securities	$3,807,431

(e)           Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$710,342	$67,274,583	$(67,984,925)	$—	$—	$2,003	$—

(f)                                    At September 30, 2011, the cost of securities for federal income tax purposes was approximately $387,077,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$80,047,000
Unrealized Depreciation	(45,065,000)
Net Unrealized Appreciation	$34,982,000

(g)           Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$53,208,000	$—	$—	$53,208,000
Consumer Staples	28,966,400	—	—	28,966,400
Energy	22,393,400	—	—	22,393,400
Financials	44,980,150	—	—	44,980,150
Health Care	34,229,191	—	—	34,229,191
Industrials	105,621,187	—	—	105,621,187
Information Technology	43,777,888	—	—	43,777,888
Materials	12,655,900	—	—	12,655,900
Total Equity Securities	345,832,116	—	—	345,832,116

Other
Investments of Cash Collateral Received for Securities on Loan	—	76,226,792	—	76,226,792
Total Other	—	76,226,792	—	76,226,792
Total	$345,832,116	$76,226,792	$—	$422,058,908

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Seligman Communications and Information Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%
CONSUMER DISCRETIONARY 1.2%
Media 1.2%
Virgin Media, Inc. (a)	827,900	$20,159,365
Walt Disney Co. (The)	682,200	20,575,152
Total		40,734,517
TOTAL CONSUMER DISCRETIONARY		40,734,517
HEALTH CARE 1.6%
Health Care Equipment & Supplies 1.2%
Olympus Corp. (a)(b)	757,600	23,382,440
Sirona Dental Systems, Inc. (a)(c)	390,500	16,561,105
Total		39,943,545
Pharmaceuticals 0.4%
Hospira, Inc. (c)	296,900	10,985,300
TOTAL HEALTH CARE		50,928,845
INDUSTRIALS 0.5%
Electrical Equipment 0.5%
Nidec Corp. (a)(b)	203,200	16,365,074
TOTAL INDUSTRIALS		16,365,074
INFORMATION TECHNOLOGY 95.1%
Communications Equipment 4.5%
Flashpoint Technology, Inc. (d)(e)(f)	246,914	—
Nortel Networks Corp. (b)(c)	819	22
QUALCOMM, Inc.	3,057,284	148,675,721
Total		148,675,743
Computers & Peripherals 15.6%
Apple, Inc. (c)	548,000	208,886,640
Dell, Inc. (a)(c)	1,768,400	25,022,860
Electronics for Imaging, Inc. (a)(c)(g)	4,675,900	62,984,373
EMC Corp. (a)(c)	3,772,600	79,186,874
NetApp, Inc. (c)	3,690,900	125,269,146
Toshiba Corp. (b)	3,861,600	15,753,204
Total		517,103,097
Electronic Equipment, Instruments & Components 2.7%
Avnet, Inc. (a)(c)	2,237,700	58,359,216
Jabil Circuit, Inc.	1,756,400	31,246,356
Total		89,605,572
Internet Software & Services 0.8%
eBay, Inc. (a)(c)	578,800	17,068,812

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
Yandex NV, Class A (a)(b)(c)	438,984	$8,959,663
Total		26,028,475
IT Services 7.7%
Amdocs Ltd. (b)(c)	5,589,286	151,581,436
Rolta India Ltd. (b)	2,380,332	4,003,683
VeriFone Systems, Inc. (c)	677,600	23,729,552
Visa, Inc., Class A (a)	890,000	76,290,800
Total		255,605,471
Office Electronics 2.0%
Xerox Corp. (a)	9,660,100	67,330,897
Semiconductors & Semiconductor Equipment 25.0%
Advanced Micro Devices, Inc. (a)(c)	24,841,245	126,193,524
Amkor Technology, Inc. (a)(c)	1,944,638	8,478,622
Analog Devices, Inc.	290,300	9,071,875
ASML Holding NV, NY Registered Shares, ADR (a)(b)	2,937,700	101,468,158
Atmel Corp. (c)	777,700	6,276,039
Broadcom Corp., Class A (c)	1,227,700	40,870,133
Intel Corp. (a)	7,308,733	155,895,275
KLA-Tencor Corp. (a)	4,180,800	160,041,024
Lam Research Corp. (c)	1,654,800	62,849,304
Marvell Technology Group Ltd. (b)(c)	1,847,883	26,849,740
Microsemi Corp. (c)	2,227,700	35,598,646
Novellus Systems, Inc. (a)(c)	2,737,100	74,613,346
Spansion, Inc., Class A (c)	1,636,323	19,995,867
Total		828,201,553
Software 36.8%
BMC Software, Inc. (c)	3,011,156	116,110,175
Check Point Software Technologies Ltd. (a)(b)(c)	1,405,943	74,177,553
JDA Software Group, Inc. (c)(g)	2,479,800	58,126,512
Microsoft Corp.	5,976,800	148,762,552
Nuance Communications, Inc. (a)(c)	6,119,300	124,588,948
Oracle Corp.	5,285,900	151,916,766
Parametric Technology Corp. (c)(g)	6,086,870	93,616,061
Quest Software, Inc. (a)(c)	166,000	2,636,080
Symantec Corp. (c)	11,777,000	191,965,100
Synopsys, Inc. (c)(g)	10,643,203	259,268,425
Total		1,221,168,172
TOTAL INFORMATION TECHNOLOGY		3,153,718,980

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 0.1%
Independent Power Producers & Energy Traders 0.1%
Miasole (e)(f)	805,620	$3,486,723
TOTAL UTILITIES		3,486,723
Total Common Stocks (Cost: $3,443,155,320)		$3,265,234,139

Warrants —%
UTILITIES —%
Independent Power Producers & Energy Traders —%
Miasole Promissory Note (c)(d)(e)(f)	1	$—
TOTAL UTILITIES		—
Total Warrants (Cost: $21)		$—

Convertible Preferred Stocks 0.1%
INFORMATION TECHNOLOGY 0.1%
Computers & Peripherals 0.1%
Silver Peak Systems, Inc. (c)(e)(f)	2,620,545	$1,912,998
TOTAL INFORMATION TECHNOLOGY		1,912,998
UTILITIES —%
Independent Power Producers & Energy Traders —%
Miasole (c)(e)(f)	62,288	269,582
TOTAL UTILITIES		269,582
Total Convertible Preferred Stocks (Cost: $10,310,463)		$2,182,580

	Shares	Value

Money Market Fund 2.0%
Columbia Short-Term Cash Fund, 0.125% (g)(h)	66,757,868	$66,757,868
Total Money Market Fund (Cost: $66,757,868)		$66,757,868

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 17.0%
Asset-Backed Commercial Paper 2.3%
Alpine Securitization
10/14/11	0.190%	$1,999,747	$1,999,747
Atlantis One
12/21/11	0.350%	19,982,306	19,982,306
Cancara Asset Securitisation LLC
10/25/11	0.270%	4,998,725	4,998,725
Gemini Securitization Corporation (FKA Twin Towers)
10/07/11	0.300%	4,998,792	4,998,792
Regency Markets No. 1 LLC
10/18/11	0.250%	4,998,889	4,998,889
Rhein-Main Securitisation Ltd.
10/11/11	0.550%	8,995,187	8,995,187
Royal Park Investments Funding Corp.
10/28/11	0.730%	14,991,179	14,991,179
Scaldis Capital LLC
10/04/11	0.550%	14,999,083	14,999,083
Total			75,963,908
Certificates of Deposit 11.4%
ABM AMRO Bank N.V.
10/12/11	0.310%	3,998,967	3,998,967
Bank of Montreal
11/14/11	0.250%	20,000,000	20,000,000
Bank of Nova Scotia
11/28/11	0.300%	3,000,000	3,000,000
Banque et Caisse d’Epargne de l’Etat
10/14/11	0.400%	1,999,334	1,999,334
12/06/11	0.380%	4,995,202	4,995,202
Branch Banking & Trust Corporation
01/09/12	0.350%	30,000,000	30,000,000
Clydesdale Bank PLC
10/21/11	0.340%	14,986,978	14,986,978
Commerzbank AG
10/06/11	0.370%	5,000,000	5,000,000
Credit Suisse
10/25/11	0.285%	10,000,000	10,000,000
11/17/11	0.300%	8,000,000	8,000,000
11/30/11	0.295%	5,001,500	5,001,500
Deutsche Bank AG
10/19/11	0.290%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
10/21/11	0.270%	12,000,000	12,000,000
DnB NOR ASA
11/23/11	0.300%	15,000,000	15,000,000
03/01/12	0.450%	8,000,000	8,000,000
Erste Bank der Oesterreichische
10/11/11	0.380%	10,000,092	10,000,092

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/03/11	0.340%	$10,000,000	$10,000,000
10/21/11	0.320%	6,000,000	6,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
10/11/11	0.340%	4,000,000	4,000,000
Lloyds Bank PLC
10/14/11	0.346%	15,000,000	15,000,000
National Australia Bank
11/18/11	0.255%	14,999,744	14,999,744
National Bank of Canada
10/07/11	0.272%	10,000,000	10,000,000
11/18/11	0.270%	10,000,000	10,000,000
Natixis
10/07/11	0.496%	12,000,000	12,000,000
Nordea Bank AB
12/09/11	0.310%	15,000,000	15,000,000
Pohjola Bank PLC
10/12/11	0.650%	5,000,000	5,000,000
Rabobank
12/15/11	0.330%	10,001,100	10,001,100
01/20/12	0.272%	15,000,000	15,000,000
Royal Bank of Canada
10/14/11	0.210%	15,004,933	15,004,933
Skandinaviska Enskilda Banken
10/11/11	0.250%	15,000,000	15,000,000
Standard Chartered Bank PLC
12/29/11	0.550%	4,993,058	4,993,058
Svenska Handelsbanken
11/23/11	0.300%	15,000,189	15,000,189
12/21/11	0.330%	10,000,000	10,000,000
03/01/12	0.460%	5,000,000	5,000,000
Union Bank of Switzerland
11/14/11	0.261%	10,000,000	10,000,000
11/28/11	0.350%	15,000,000	15,000,000
Total			378,981,097
Commercial Paper 1.0%
Macquarie Bank Ltd.
11/10/11	0.461%	5,985,970	5,985,970
Skandinaviska Enskilda Banken AB
10/21/11	0.240%	9,997,667	9,997,667

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
Svenska Handelsbank
12/20/11	0.325%	$999,196	$999,196
The Commonwealth Bank of Australia
11/28/11	0.270%	4,996,475	4,996,475
Westpac Securities NZ Ltd.
03/02/12	0.441%	9,977,756	9,977,756
Total			31,957,064
Other Short-Term Obligations 0.7%
Natixis Financial Products LLC
10/03/11	0.430%	5,000,000	5,000,000
The Goldman Sachs Group, Inc.
10/17/11	0.280%	15,000,000	15,000,000
12/14/11	0.420%	5,000,000	5,000,000
Total			25,000,000
Repurchase Agreements 1.6%
Citibank NA dated 09/30/11, matures 10/03/11, repurchase price $10,000,100 (i)
	0.120%	10,000,000	10,000,000
Citigroup Global Markets, Inc. dated 09/30/11, matures 10/03/11, repurchase price $5,000,038 (i)
	0.090%	5,000,000	5,000,000
Goldman Sachs & Co. dated 09/19/11, matures 10/03/11, repurchase price 20,000,167 (i)
	0.100%	20,000,000	20,000,000
Pershing LLC dated 09/30/11, matures 10/03/11, repurchase price $10,000,150 (i)
	0.180%	10,000,000	10,000,000
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $6,862,932 (i)
	0.150%	6,862,847	6,862,847
Total			51,862,847
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $563,764,916)			$563,764,916
Total Investments
(Cost: $4,083,988,588) (j)			$3,897,939,503(k)
Other Assets & Liabilities, Net			(582,963,008)
Net Assets			$3,314,976,495

Notes to Portfolio of Investments

(a)	At September 30, 2011, security was partially or fully on loan.
(b)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $422,540,973 or 12.75% of net assets.
(c)	Non-income producing.
(d)	Negligible market value.
(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2011 was $5,669,303, representing 0.17% of net assets. Information concerning such security holdings at September 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Flashpoint Technology, Inc.	09-10-99	$1,000,844
Miasole Common Stock	07-10-08	10,032,163
Miasole Convertible Preferred	09-10-10 - 10-07-10	268,690
Miasole Promissory Note	09-10-10	21
Silver Peak Systems, Inc.	01-14-08	10,041,774

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2011, the value of these securities amounted to $5,669,303, which represents 0.17% of net assets.

(g)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value

Columbia Short-Term Cash Fund	$72,185,927	$1,046,614,254	$(1,052,042,313)	$—	$66,757,868	$150,334	$66,757,868
Electronics for Imaging, Inc.	114,865,748	—	(1,812,630)	(1,089,172)	111,963,946	—	62,984,373
JDA Software Group, Inc.	63,348,353	—	(7,050,269)	2,229,832	58,527,916	—	58,126,512
Parametric Technology Corp.	88,934,674	27,462,103	(36,789,646)	17,715,759	97,322,890	—	93,616,061
Synopsys, Inc.	266,023,654	—	(2,634,399)	(154,952)	263,234,303	—	259,268,425
Total	$605,358,356	$1,074,076,357	$(1,100,329,257)	$18,701,467	$597,806,923	$150,334	$540,753,239

(h)	The rate shown is the seven-day current annualized yield at September 30, 2011.

(i)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.120%)

Security Description	Value
Fannie Mae Pool	$4,457,943
Freddie Mac Gold Pool	5,742,057
Total Market Value of Collateral Securities	$10,200,000

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$1,976,262
Freddie Mac Reference REMIC	35,698
Freddie Mac REMICS	2,707,748
Government National Mortgage Association	380,292
Total Market Value of Collateral Securities	$5,100,000

Goldman Sachs & Co. (0.100%)

Security Description	Value
Government National Mortgage Association	$20,400,000
Total Market Value of Collateral Securities	$20,400,000

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$2,781,332
Fannie Mae REMICS	1,764,955
Fannie Mae Whole Loan	19,876
Fannie Mae-Aces	38,676
Freddie Mac REMICS	3,290,498
Ginnie Mae I Pool	1,589,448
Government National Mortgage Association	715,215
Total Market Value of Collateral Securities	$10,200,000

RBS Securities, Inc. (0.150%)

Security Description	Value
Freddie Mac Gold Pool	$7,000,134
Total Market Value of Collateral Securities	$7,000,134
(j)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $4,083,989,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$226,070,000
Unrealized Depreciation	(412,119,000)
Net unrealized Depreciation	$(186,049,000)

(k)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$40,734,517	$—	$—	$40,734,517
Health Care	27,546,405	23,382,440	—	50,928,845
Industrials	—	16,365,074	—	16,365,074
Information Technology	3,133,962,094	19,756,886	—	3,153,718,980
Utilities	—	—	3,486,723	3,486,723
Convertible Preferred Stocks
Information Technology	—	—	1,912,998	1,912,998
Utilities	—	—	269,582	269,582
Total Equity Securities	3,202,243,016	59,504,400	5,669,303	3,267,416,719

Other
Affiliated Money Market Fund(c)	66,757,868	—	—	66,757,868
Investments of Cash Collateral Received for Securities on Loan	—	563,764,916	—	563,764,916
Total Other	66,757,868	563,764,916	—	630,522,784
Total	$3,269,000,884	$623,269,316	$5,669,303	$3,897,939,503

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed most appropriate in the circumstances. Certain Common Stock and Convertible Preferred Stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Common Stocks	Convertible Preferred Stocks	Total

Balance as of December 31, 2010	$3,486,723	$2,837,717	$6,324,440
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)*	—	(655,137)	(655,137)
Sales	—	—	—
Purchases	—	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of September 30, 2011	$3,486,723	$2,182,580	$5,669,303

*Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2011 was $(655,137), which is comprised of Convertible Preferred Stocks.

Transfers in and/or out of Level 3 are determined based on fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia Funds Series Trust II

By

/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By

/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	November 22, 2011

By

/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date	November 22, 2011